Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Apr. 12, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	BIOHEART, INC.
Entity Central Index Key	0001388319
Trading Symbol	bhrt
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		132,919,498
Entity Public Float			$ 3,639,348
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY